Variflex LS® Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001
Supplement Dated August 6, 2021
To Initial Summary Prospectus Dated May 1, 2021
Effective immediately, the table in the section of the Prospectus entitled “Important Information You Should Consider About the Contract” is deleted in its entirety and replaced with the following table:
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.			Fee Table Fee Table – Examples
Transaction Charges	There are also no charges for other contract transactions.			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflect, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Account Administration Charge Appendix A – Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract[1]	1.40%	1.40%
	Investment options[2] (Underlying Fund fees and expenses)	0.69%	3.98%
[1] As a percentage of each Subaccount’s average daily net assets. [2] As a percentage of Underlying Fund average net assets. There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,847.83	Highest Annual Cost: $4,082.43
Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Least expensive combination of Base Contract charge and Underlying Fund fees and expenses
•  No additional Purchase Payments, transfers or withdrawals
•  No Contract loans

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of Base Contract charge and Underlying Fund fees and expenses
•  No additional Purchase Payments, transfers or withdrawals
•  No Contract loans

	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract Charges and Deductions –Contingent Deferred Sale Charge The Contract – General
Not a Short‑Term Investment
•  This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•  Withdrawals may reduce or terminate Contract guarantees.
• T ax deferral is more beneficial to investors with a long time horizon.

Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•  Each investment option has its own unique risks.
•  You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is avail-able upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Investments
•  Certain investment options may not be available under your Contract.
•  Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.
•  We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•  We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.

The Contract – Allocation of Purchase Payments
The Contract—Transfers of Contract Value – Frequent Transfer Restrictions
The Fixed Account – Transfers and Withdrawals from the Fixed Account
Other Information – Changes to Investments

Optional Benefits
•  There are no optional benefits available under this Contract.
•  If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Not Applicable The Contract – Withdrawals to Pay Advisory Fees
	TAXES	Location in Prospectus
Tax Implications
•  Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•  If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
•  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker‑Dealers

Effective immediately, the table in the section of the Prospectus entitled “Appendix A – Underlying Funds Available Under the Contract” is deleted in its entirety and replaced with the following table:
Investment Type	Fund Adviser/Sub-Adviser	Current Expense[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Large Cap Growth	American Century VP Ultra® – Class II Adviser: American Century Investment Management, Inc.	1.05%	49.55%	22.72%	17.68%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	0.98%	0.83%	8.67%	9.57%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	12.16%	10.31%	9.68%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.06%	30.17%	15.96%	12.62%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	13.25%	13.65%	12.47%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.05%	13.66%	10.45%	6.43%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.92%	7.01%	7.60%	6.31%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	1.03%	69.57%	25.58%	17.35%
Large Cap Growth	ClearBridge Variable Aggressive Growth – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	1.05%	17.73%	9.47%	12.69%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	0.81%	43.26%	19.84%	15.92%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.21%	1.88%	9.67%	9.13%
Specialty	Guggenheim VIF Alpha Opportunity Adviser: Security Investors, LLC	3.98%	0.27%	0.90%	4.87%

Investment Type	Fund Adviser/Sub-Adviser	Current Expense[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.38%	4.64%	6.95%	5.44%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.09%	2.21%	9.63%	9.21%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.73%	4.93%	2.19%	2.89%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.11%	12.59%	9.51%	8.17%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.29%	(0.97)%	6.84%	7.17%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.22%	4.30%	10.64%	8.46%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.38%	18.78%	14.85%	12.60%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.45%	37.87%	20.27%	15.31%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.39%	32.10%	17.14%	13.68%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.67%	31.82%	15.59%	13.10%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.92%	14.21%	6.59%	5.47%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.20%	6.65%	8.59%	6.31%
Large Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.15%	0.86%	6.73%	8.07%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	(1.09)%	8.30%	9.18%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	40.24%	19.09%	15.62%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.83%	9.65%	8.61%	8.29%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.04%	(12.32)%	3.15%	4.96%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.60%	0.21%	0.70%	0.36%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.92%	5.97%	2.92%	2.52%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.98%	14.46%	9.43%	13.09%

Investment Type	Fund Adviser/Sub-Adviser	Current Expense[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
International Equity	Invesco V.I. International Growth – Series II Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.94%	9.33%	7.55%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.16%	19.63%	12.59%	11.85%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Capital Management, LLC	0.97%	19.18%	17.92%	14.97%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	12.71%	9.34%	5.71%
Mid Cap Value	MFS® VIT Mid Cap Value – Service Class Adviser: Massachusetts Financial Services Company	1.06%	3.67%	9.47%	10.58%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	9.52%	8.58%	8.07%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	5.62%	11.10%	8.93%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	19.28%	12.78%	11.40%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.375%	8.01%	7.95%	4.65%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Administrative Class Adviser: Pacific Investment Management Company LLC	1.38%	1.35%	2.67%	(5.39)%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	0.94%	5.56%	4.77%	5.28%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.69%	2.99%	2.01%	1.79%
Inflation-Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.84%	11.71%	5.25%	3.63%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.47%	23.79%	11.13%	5.05%
1  Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Please Retain This Supplement For Future Reference

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